Stock-based compensation - Share Performance Awards (Details)	12 Months Ended
Dec. 31, 2022 Y item € / shares shares
Share-based payments
Contribution per share | € / shares	€ 1.00
Restricted Share Awards
Share-based payments
Number of subscription rights to shares | item	1
Restricted Share Awards | Restricted Share Plan 2020
Share-based payments
Number of bearer shares that may be granted	1,200,000
Vesting period for share-based payments	4 years
Maximum exercise period for share-based payments	5 years
Threshold number of consecutive calendar years for achievement of targets | Y	4
Share Performance Awards
Share-based payments
Number of subscription rights to shares | item	2
Number of shares to which one subscription right entitles	1
Share Performance Awards | Share Performance Plan 2017 and 2022
Share-based payments
Number of trading days for exercise of shares	10 days
Holding period for share-based payments	4 years
Number of key performance indicators in share-based payments | item	2
Threshold number of consecutive calendar years for achievement of targets | Y	4
Share Performance Awards | Share Performance Plan 2017
Share-based payments
Number of bearer shares that may be granted	6,000,000
Share Performance Awards | Share Performance Plan 2022
Share-based payments
Number of bearer shares that may be granted	6,000,000